Risk Management Activities - Summary of the Exposure to Credit Risk for Trade Receivables by Geographic Region (Detail) - Credit risk - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Credit Risk Exposure For Trade Receivables [line items]
Total trade receivables	$ 48.3	$ 69.9
Ghana
Disclosure Of Credit Risk Exposure For Trade Receivables [line items]
Total trade receivables	18.7	15.4
Australia
Disclosure Of Credit Risk Exposure For Trade Receivables [line items]
Total trade receivables	0.0	28.7
Peru
Disclosure Of Credit Risk Exposure For Trade Receivables [line items]
Total trade receivables	$ 29.6	$ 25.8